                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       ____/____/____  (a)

             or fiscal year ending:          12/31/01     (b)
                                          --------------

Is this a transition report? (Y/N)      N
                                      -----

Is this an amendment to a previous filing? (Y/N)    N
                                                  ------

Those items or sub-items with a box "[_] " after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:  Peoples Benefit Variable Life Account A

     B.   File Number: 811-10229

     C.   Telephone Number: 319-398-8511


2.   A.   Street: 4333 Edgewood Rd NE

     B.   City:   Cedar Rapids   C. State: Iowa   D. Zip Code  52499    Zip Ext:

     E.   Foreign Country:                           Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)       Yes
                                                               -----------------


4.   Is this the last filing on this form by Registrant? (Y/N)        No
                                                              ------------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)  No
                                                                    ------------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)               Yes
                                                       -------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
                                                                     ___________
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period? _______________________________________________________

                                                         If filing more than one
                                                           Page 47, "X" box: [_]

For period ending   12/31/01
                 ----------------

File number 811-10229
           ----------------------


UNIT INVESTMENT TRUSTS

111.   A. [_]  Depositor Name:  PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              ----------------------------------------

       B. [_]  File Number (If any): _______________________


       C. [_]  City:  Cedar Rapids      State:  Iowa        Zip Code:  52499         Zip Ext.: ___________________
                      ------------------      --------------         ----------------

          [_]  Foreign Country: ____________________________Foreign Postal Code: ________________

111.   A. [_]  Depositor Name: ___________________________________________________________________________________

       B. [_]  File Number (If any): _______________________

       C. [_]  City: __________________ State: ____________ Zip Code: ______________ Zip Ext.: ___________________

          [_]  Foreign Country: ___________________________ Foreign Postal Code: ________________


112.   A. [_]  Sponsor Name:    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              ----------------------------------------

       B. [_]  File Number (If any): _______________________

       C. [_]  City:  Cedar Rapids      State:  Iowa        Zip Code:    52499       Zip Ext.:____________________
                     -------------------      --------------         ----------------

          [_]  Foreign Country: ___________________________ Foreign Postal Code: ________________


112.   A. [_]  Sponsor Name: _____________________________________________________________________________________

       B. [_]  File Number (If any):_________________________

       C. [_]  City: __________________ State: ____________ Zip Code: ______________ Zip Ext.: ___________________

          [_]  Foreign Country: ___________________________ Foreign Postal Code: ________________

                                                         If filing more than one
                                                          Page 48, "X" box:  [_]

For period ending 12/31/01______________

File number 811-10229_______________

113.      A.   [_]  Trustee Name:___________________________________________________________________________________________________

          B.   [_]  City:__________________  State:__________________      Zip Code:______________________    Zip Ext.:_____________

               [_]  Foreign Country:______________________________________      Foreign Postal Code:________________________________

113.      A.   [_]  Trustee Name:___________________________________________________________________________________________________

          B.   [_]  City:_________________   State:__________________      Zip Code:______________________    Zip Ext.:_____________

               [_]  Foreign Country:_______________________________________     Foreign Postal Code:________________________________

114.      A.   [_]  Principal Underwriter Name: AFSG Securities Corporation
                                                ------------------------------------------------------------------------------------

          B.   [_]  File Number 8-______________

          C.   [_]  City:  Cedar Rapids       State: Iowa        Zip Code: 50309          Zip Ext.:__________________
                           ---------------           --------              -----------

               [_]  Foreign Country:____________________________________        Foreign Postal Code:________________________________


114.      A.   [_]  Principal Underwriter Name:_____________________________________________________________________________________

          B.   [_]  File Number 8-_____________

          C.   [_]  City:_____________________    State:___________________    Zip Code:_________________    Zip Ext.:______________

               [_]  Foreign Country:___________________________________    Foreign Postal Code:_____________________________________


115.      A.   [_]  Independent Public Accountant Name:      Ernst & Young
                                                        ----------------------------------------------------------------------------

          B.   [_]  City:  Des Moines                State:  Iowa                  Zip Code:  50309             Zip Ext.:___________
                           -----------------------           -------------------              ---------------

               [_]  Foreign Country:_____________________________________   Foreign Postal Code:____________________________________


115.      A.   [_]  Independent Public Accountant Name:_____________________________________________________________________________

          B.   [_]  City:___________________________   State:________________________    Zip Code:______________   Zip Ext.:________

               [_]  Foreign Country:______________________________________  Foreign Postal Code:____________________________________

                                                         If filing more than one
                                                          Page 49, "X" box: [_]


For period ending 12/31/01___________________

File number 811-10229___________________

116. Family of investment companies information:

     A.   [_]  Is Registrant part of a family of investment companies? (Y/N)__________________________  NO_____
                                                                                                          Y/N
     B.   [_]  Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __
               (NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117. A.   [_]  Is Registrant a separate account of an insurance company? (Y/N)________________________  YES____
                                                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.   [_]  Variable annuity contracts? (Y/N)______________________________________________________  NO____
                                                                                                          Y/N

     C.   [_]  Scheduled premium variable life contracts? (Y/N)_______________________________________  NO____
                                                                                                          Y/N

     D.   [_]  Flexible premium variable life contracts? (Y/N)________________________________________  YES____
                                                                                                           Y/N
     E.   [_]  Other types of insurance products registered under the Securities Act of 1993? (Y/N) __  YES____
                                                                                                           Y/N
118. [_]  State the number of series existing at the end of the period that had securities registered
          under the Securities Act of 1933                                                              1
                                           -------------------------------------------------------------------

119. [_]  State the number of new series for which registration statements under
          the Securities Act of 1933 became effective during the period                                 0
                                                                       ---------------------------------------


120. [_]  State the total value of the portfolio securities on the date of deposit
          for the new series included in item 119 ($000's omitted)                                      $
                                                                  --------------------------------------------


121. [_]  State the number of series for which a current prospectus was in existence
          at the end of the period.                                                                     1
                                    --------------------------------------------------------------------------

122. [_]  State the number of existing series for which additional units were registered under
          the Securities Act of 1933 during the current period                                          1
                                                               -----------------------------------------------

                                                         If filing more than one
                                                           Page 50, "X" box: [_]

For period ending 12/31/01_________________
File number 811-10229______________________

123. [_]  State the total value of the additional units considered in answering item 122 ($000's) omitted.    $0
                                                                                                           -----

124. [_]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they
          were placed in the subsequent series) ($000's omitted)                                              $0
                                                                 -----------------------------------------------

125. [_]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
          all series of Registrant ($000's omitted)                                                           $0
                                                    ------------------------------------------------------------

126.      Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on
          units of a prior series placed in the portfolio of a subsequent series.)  ($000's omitted)          $0
                                                                                                     -----------

127.      List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series
          during the current period (excluding distributions of realized gains, if any):                      $0
                                                                                         -----------------------

                                                               Number of      Total Assets       Total Income
                                                                 Series         ($000's          Distributions
                                                                                -------
                                                               Investing        omitted)        ($000's omitted)
                                                               ---------        --------        ----------------
A.     U.S. Treasury direct issue                               ________      $____________       $____________

B.     U.S. Government agency                                   ________      $____________       $____________

C.     State and municipal tax-free                             ________      $____________       $____________

D.     Public utility debt                                      ________      $____________       $____________

E.     Brokers or dealers debt or
       debt of brokers' or dealers' parent                      ________      $____________       $____________

F.     All other corporate intermed & long-term debt            ________      $____________       $____________

G.     All other corporate short-term debt                      ________      $____________       $____________

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers                         ________      $____________       $____________

I.     Investment company equity securities                     ________      $____________       $____________

J.     All other equity securities                              ________      $____________       $____________

K.     Other securities                                         ________      $____________       $____________

L.     Total assets of all series of registrant                 ________      $____________       $____________

                                                         If filing more than one
                                                          Page 51, "X" box: [_]

For period ending 12/31/01____________________

File number 811-10229_________________________

128. [_]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer? (Y/N)                                                                   No
                       -------------------------------------------------------------------------
                                                                                            YN
          [If answer is "N" (No), go to item 131.]

129. [_]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ________________________________________________________________
                                                                                            Y/N
          [If answer is "N" (No), go to item 131.]

130. [_]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived fro insurance or guarantees? (Y/N) _______________________________________________________
                                                                                            Y/N

131.      Total expenses incurred by all series of Registrant during the current
          reporting period ($000's                                                          $ 0
                                  --------------------------------------------------------------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-
          811-           811-            811-            811-           811-

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa, effective the 18/th/ day of February, 2002



                            PEOPLES BENEFIT LIFE INSURANCE COMPANY



                            By:            s/Paul Reaburn
                                ------------------------------------------------
                                              Paul Reaburn
                                              Vice President


Witness:



      s/John D. Cleavenger
-------------------------------
John D. Cleavenger